Equity Financing and the Debt Restructuring (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Equity Financing and the Debt Restructuring [Abstract]
Schedule of Debt Conversion

	Common Shares Issued	Number of A Warrants	Value of A Warrants	Value of B Warrants	Total Warrant Value
Investors	24,816,000	12,408,000	$487,095	$39,387	$526,482
Bridge Loan Conversion	1,600,000	800,000	31,405	2,539	33,944
Equipment Finance Conversion	2,000,000	1,000,000	39,257	3,174	42,431
Agency	--	4,262,400	167,327	13,531	180,858
Total	28,416,000	18,470,400	$725,084	$58,631	$783,715

All warrants listed below were issued with price protection provisions and were accounted for as derivative liabilities. The A Warrants were valued using the Black Scholes pricing model and the B Warrants were valued using the Geometric Brownian Motion methodology with a risk neutral Monte Carlo approach.

	Common Shares Issued	Number of A Warrants	Value of A Warrants	Value of B Warrants	Total Warrant Value
Investors	24,816,000	12,408,000	$469,464	$39,387	$508,851
Bridge Loan Conversion	1,600,000	800,000	30,268	2,539	32,807
Equipment Finance Conversion	2,000,000	1,000,000	37,836	3,174	41,010
Agency	--	4,262,400	161,270	13,531	174,801
Total	28,416,000	18,470,400	$698,838	$58,631	$757,469